Prepaids and Other Current Assets - Summary of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaids And Other Current Assets [Abstract]
Accrued contract revenue		$ 262
Deferred contract costs	$ 150	18
Research tax credit receivable		863
Prepayments	3,943	1,084
VAT receivable	811	300
Government grants receivable		66
Other	625	9
Total	$ 5,529	$ 2,602